Income Taxes, Components of deferred tax liabilities and assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities: [Abstract]
Accelerated tax depreciation	$ 2,383	$ 1,838
Investment in joint venture partnerships	504	525
Inventory	194	192
Operating lease assets	373	423
Other liabilities	123	142
Total deferred tax liabilities	3,577	3,120
Deferred tax assets: [Abstract]
Tax attributes	210	182	$ 242
Employee benefit plans	200	339
Operating lease liabilities	399	429
Other assets	133	136
Total deferred tax assets	942	1,086
Deferred tax asset valuation allowances	(66)	(126)	$ (132)
Net deferred tax assets	876	960
Net deferred tax liabilities	2,701	2,160
Balance sheet classifications: [Abstract]
Deferred tax assets - long-term	157	174
Deferred tax liabilities - long-term	2,858	2,334
Net deferred tax liabilities	2,701	2,160
Deferred tax liabilities on unremitted earnings of certain equity joint ventures and subsidiaries [Abstract]
Deferred taxes on unremitted earnings of certain equity joint ventures and subsidiaries	86	$ 94
Deferred tax liability not recognized, Undistributed earnings of foreign subsidiaries [Abstract]
Undistributed earnings of foreign subsidiaries	550
Unrecognized deferred tax liability of undistributed earnings of foreign subsidiaries	$ 60